Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Value added tax	€ 1,025	€ 966	€ 996
Other operating taxes and levies	138	138	94
Operating taxes and levies - receivables	1,163	1,104	1,090
Value added tax	(682)	(652)	(649)
Territorial Economic Contribution, IFER and similar taxes	(89)	(87)	(90)
Spectrum fees	(18)	(21)	(22)
Levies on telecommunication services	(143)	(128)	(118)
Other operating taxes and levies	(504)	(391)	(408)
Operating taxes and levies - payables	(1,436)	(1,279)	(1,287)
Operating taxes and levies - net	€ (273)	€ (175)	€ (197)	€ (295)